NET FINANCE COSTS - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Net interest paid	$ 462	$ 468
Interest paid during construction	$ 15	$ 21